Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party balances and transactions
11. Related party balances and transactions
Transaction with PPcredit
Amounts incurred by the Group

	For the Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Data collection service expense (i) .	84,362	109,666	43,494

(i)	PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Amounts due to related party

	As of December 31,
	2018	2019
	RMB	RMB
PPcredit	—	4,309

Amounts due from related party

	As of December 31,
	2018	2019
	RMB	RMB
PPcredit	2,830	—